Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net profit (loss)	$ (2,201)	$ (1,540)	$ 112
Adjustments to reconcile net profit (loss) to net cash from (used in) operating activities:
Share-based compensation		60
Depreciation and amortization of intangible assets	570	524	104
Impairment of intangible asset		87
Accrued interest and amortization of discount on third party loans (Note 8)	95	222
Gain from debt extinguishment		(14)
Change in fair value of derivative liabilities	(2,822)	75
Accrued interest and amortization of discount on related party and shareholders’ loans (Note 8)	203	324	162
Interest expense on short-term loan	(25)
Benefit for deferred taxes	(15)	(115)	(50)
Operating lease right-of-use assets	14
Issuance costs on derivative liabilities	1,416
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables	39	(282)	43
Decrease (increase) related party balance		40	(40)
Decrease (increase) in other receivables	(743)	(290)	96
Decrease (increase) in inventory	(564)	(449)	(638)
Increase (decrease) related party liabilities	(213)	241	14
Increase (decrease) accounts payable and other payables	(579)	254	323
Decrease in operating lease liabilities	(15)
Net cash from (used in) operating activities	(4,840)	(863)	126
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment	(41)	(2)	(1)
Purchase of intangible assets		(4,728)	(100)
Net cash used in investing activities	(41)	(4,730)	(101)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term loan received	752	981
Short-term loan repaid	(1,518)	(134)	(196)
Proceeds from initial public offering, net of issuance costs	13,391
Loan received from shareholders		4,800	250
Loan repaid to shareholders		(100)
Loan received (repaid) from related parties		(1,102)	105
Issuance of ordinary shares		1,250		[1]
Net cash from financing activities	12,625	5,695	159
NET INCREASE IN CASH AND CASH EQUIVALENTS	7,744	102	184
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	393	291	107
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	8,137	393	291
Supplemental disclosure of cash flow information:
Taxes paid	73	116	3
Interest paid	477	4
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs included in other payables		86
Share-based compensation included in deferred offering costs		75
Issuance of ordinary shares upon conversion of shareholders’ loans	2,839
Substantial modification of shareholders’ loans recorded in equity	982
Right of use assets obtained in exchange for lease liabilities	$ 152

[1]	Amount less than $1 thousand